Prudential Day One Income Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	394,302	$4,175,660
PGIM Global Real Estate Fund (Class R6)	77,493	1,560,719
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	19,169	259,544
PGIM QMA Commodity Strategies Fund (Class R6)	150,338	1,309,447
PGIM QMA International Developed Markets Index Fund (Class R6)	115,206	1,293,767
PGIM QMA Large-Cap Core Equity Fund (Class R6)	180,861	2,839,516
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	26,634	259,950
PGIM QMA US Broad Market Index Fund (Class R6)	104,225	1,548,787
PGIM TIPS Fund (Class R6)	567,422	6,009,004
PGIM Total Return Bond Fund (Class R6)	283,741	4,179,499

Total Long-Term Investments (cost $22,226,495)		23,435,893

Short-Term Investment 10.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,662,161)	2,662,161	2,662,161

TOTAL INVESTMENTS 100.1% (cost $24,888,656)(w)		26,098,054
Liabilities in excess of other assets (0.1)%		(26,443)

Net Assets 100.0%		$26,071,611

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds